Derivative Instruments - Derivatives Designated As Fair Value Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	[1]	$ (1,202)	$ 1,962
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	[1]	1,182	(1,966)
Ineffectiveness recorded in non-interest revenue - other		(5)	4
Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset		903	1,118
Carrying amount of hedging derivatives liabilities		(662)	(2,258)
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness		1,005	(1,169)
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness		(1,016)	1,174
Ineffectiveness recorded in non-interest revenue - other		(11)	5
Carrying amount of the hedged item (2)		18,259	18,658
Active hedges		35	1,819
Discontinued hedges		(29)	33
Fair value hedges [member] | Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset		903	1,118
Carrying amount of hedging derivatives liabilities		(662)	(2,257)
Fair value hedges [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives liabilities			(1)
Fair value hedges [member] | Securities and loans [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness		1,649	(1,791)
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness		(1,654)	1,794
Ineffectiveness recorded in non-interest revenue - other		(5)	3
Carrying amount of the hedged item (2)		49,789	58,608
Active hedges		156	2,762
Discontinued hedges		62	25
Fair value hedges [member] | Deposits and subordinated debt [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness		644	622
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness		638	(620)
Ineffectiveness recorded in non-interest revenue - other		(6)	2
Carrying amount of the hedged item (2)		(31,530)	(39,950)
Active hedges		(121)	(943)
Discontinued hedges		$ (91)	$ 8

[1]	Represents life to date amounts.